Expense Example	Oct. 31, 2025 USD ($)
Innovator U.S. Equity Buffer ETF - January | Innovator U.S. Equity Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - January | Innovator U.S. Equity Power Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - January | Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - February | Innovator U.S. Equity Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - February | Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - February | Innovator U.S. Equity Ultra Buffer ETF - February
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - March | Innovator U.S. Equity Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - March | Innovator U.S. Equity Power Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - March | Innovator U.S. Equity Ultra Buffer ETF - March
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - April | Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - April | Innovator U.S. Equity Power Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - April | Innovator U.S. Equity Ultra Buffer ETF - April
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - May | Innovator U.S. Equity Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - May | Innovator U.S. Equity Power Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - May | Innovator U.S. Equity Ultra Buffer ETF - May
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - June | Innovator U.S. Equity Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - June | Innovator U.S. Equity Power Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - June | Innovator U.S. Equity Ultra Buffer ETF - June
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - July | Innovator U.S. Equity Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - July | Innovator U.S. Equity Power Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - July | Innovator U.S. Equity Ultra Buffer ETF - July
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - August | Innovator U.S. Equity Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - August | Innovator U.S. Equity Power Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - August | Innovator U.S. Equity Ultra Buffer ETF - August
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - September | Innovator U.S. Equity Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - September | Innovator U.S. Equity Power Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - September | Innovator U.S. Equity Ultra Buffer ETF - September
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - October | Innovator U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - October | Innovator U.S. Equity Power Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - October | Innovator U.S. Equity Ultra Buffer ETF - October
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - November | Innovator U.S. Equity Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - November | Innovator U.S. Equity Power Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - November | Innovator U.S. Equity Ultra Buffer ETF - November
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Buffer ETF - December | Innovator U.S. Equity Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Power Buffer ETF - December | Innovator U.S. Equity Power Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Innovator U.S. Equity Ultra Buffer ETF - December | Innovator U.S. Equity Ultra Buffer ETF - December
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978